Annual Total Returns[BarChart] - PGIM Jennison Natural Resources Fund - Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(18.54%)	(2.43%)	10.08%	(19.69%)	(29.21%)	34.62%	5.29%	(27.55%)	17.03%	11.65%